Financial risk management - Classification by categories of financial liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Classification by categories of financial liabilities [Line Items]
Deposits	₩ 381,512,664	₩ 382,988,294	₩ 364,874,652
Financial liabilities at fair value through profit or loss	1,868,977	1,146,110	1,369,225
Financial liabilities designated at FVTPL	7,796,727	8,367,368	8,023,870
Derivatives liabilities	5,038,416	7,708,615	3,588,165
Borrowings	56,901,352	49,279,175	43,167,065
Bonds issued	81,561,725	77,288,783	80,149,363
Investment contract liabilities	1,572,685	2,133,586	₩ 2,953,698
Others	47,328,051	31,992,438
Financial liabilities, Total	583,580,597	560,904,369
Financial liabilities at fair value through profit or loss
Classification by categories of financial liabilities [Line Items]
Deposits	0	0
Financial liabilities at fair value through profit or loss	1,868,977	1,146,110
Financial liabilities designated at FVTPL	0	0
Derivatives liabilities	4,199,936	6,526,787
Borrowings	0	0
Bonds issued	0	0
Investment contract liabilities	0	0
Others	0	0
Financial liabilities, Total	6,068,913	7,672,897
Financial liabilities designated at fair value through profit or loss
Classification by categories of financial liabilities [Line Items]
Deposits	0	0
Financial liabilities at fair value through profit or loss	0	0
Financial liabilities designated at FVTPL	7,796,727	8,367,368
Derivatives liabilities	0	0
Borrowings	0	0
Bonds issued	0	0
Investment contract liabilities	0	0
Others	0	0
Financial liabilities, Total	7,796,727	8,367,368
Financial liabilities measured at amortized cost
Classification by categories of financial liabilities [Line Items]
Deposits	381,512,664	382,988,294
Financial liabilities at fair value through profit or loss	0	0
Financial liabilities designated at FVTPL	0	0
Derivatives liabilities	0	0
Borrowings	56,901,352	49,279,175
Bonds issued	81,561,725	77,288,783
Investment contract liabilities	1,572,685	2,133,586
Others	47,328,051	31,992,438
Financial liabilities, Total	568,876,477	543,682,276
Derivative instruments held for hedging
Classification by categories of financial liabilities [Line Items]
Deposits	0	0
Financial liabilities at fair value through profit or loss	0	0
Financial liabilities designated at FVTPL	0	0
Derivatives liabilities	838,480	1,181,828
Borrowings	0	0
Bonds issued	0	0
Investment contract liabilities	0	0
Others	0	0
Financial liabilities, Total	₩ 838,480	₩ 1,181,828